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                                                          [LOGO] LINCOLN
                                                                 ---------------
                                                                 FINANCIAL GROUP
                                                                 LINCOLN LIFE


JEREMY SACHS, ESQUIRE
SENIOR COUNSEL
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
350 CHURCH STREET
HARTFORD, CT 06103
TELEPHONE: 860 466 1465
FACSIMILE: 860 466 1778


October 19, 2001                                                       VIA EDGAR


U.S. Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Lincoln Life & Annuity Flexible Premium Variable Life
     Account R ("Separate Account")
     Lincoln Life & Annuity Company of New York ("LLANY")
     Registration Numbers: 333-46113; 811-08651; CIK: 0001055225

Ladies and Gentlemen:

On behalf of Lincoln Life & Annuity Company of New York and the Separate Account referenced above, we file this certification pursuant to Rule 497(j) under the Securities Act of 1933, for our New York SVUL product. I am representing LLANY in these matters.

LLANY, as Registrant, hereby certifies that the form of prospectus for certain variable life insurance contracts offered through Prospectus number 2
(CFL) under Registration Number 333-46113, otherwise requiring filing under Rule 497(b), does not differ from the form of Prospectus contained in the most recent post-effective amendment filed electronically on September 18, 2001.

Sincerely yours,

/s/ Jeremy Sachs

Jeremy Sachs
Senior Counsel